Segment reporting-Revenue (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2023 USD ($) segment	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)
Segment reporting
Number of reportable segments | segment	2
Plus/(Less): Third-party interests in capital provision assets	$ (279,263)	$ (494)	$ 195
Marketable securities income/(loss) and bank interest	12,208	(7,744)	1,865
Other income	4,392	(759)	6,320
Total revenues	1,086,902	319,227	217,330
Operating expenses	271,236	124,272	148,746
Other expenses
Finance costs	99,135	77,389	58,647
(Gains)/losses on debt extinguishment		875	1,649
Foreign currency transactions (gains)/losses	(21,752)	7,674	5,499
Total other expenses	77,383	85,938	65,795
Income/(loss) before income taxes	738,283	109,017	2,789
Includes the following revenue from contracts with customers for Services transferred over time
Segment reporting
Revenues	8,403	8,357	20,716
Capital provision income/(loss)
Segment reporting
Revenues	1,341,923	319,108	194,554
Management fee income
Segment reporting
Revenues	7,642	7,321	8,667
Asset management income
Segment reporting
Revenues	7,642	9,116	14,396
Asset Management and other services
Segment reporting
Revenues	7,642
Operating segments | Total segments (Burford-only)
Segment reporting
Marketable securities income/(loss) and bank interest	12,067	(7,594)	774
Other income	4,392	(759)	6,320
Total revenues	976,542	250,605	191,882
Operating expenses	268,538	122,696	145,111
Other expenses
Finance costs	99,136	77,389	58,647
(Gains)/losses on debt extinguishment		875	1,649
Foreign currency transactions (gains)/losses	(21,737)	7,581	5,499
Total other expenses	77,399	85,845	65,795
Income/(loss) before income taxes	630,605	42,064	(19,024)
Operating segments | Total segments (Burford-only) | Includes the following revenue from contracts with customers for Services transferred over time
Segment reporting
Revenues	64,473	55,321	35,065
Operating segments | Total segments (Burford-only) | Capital provision income/(loss)
Segment reporting
Revenues	896,371	202,878	156,043
Operating segments | Total segments (Burford-only) | Asset management income
Segment reporting
Revenues		56,080	28,745
Operating segments | Capital provision
Segment reporting
Total revenues	896,371	202,878	156,043
Operating expenses	197,478	72,508	90,343
Other expenses
Finance costs	94,669	71,792	52,537
(Gains)/losses on debt extinguishment		812	1,477
Foreign currency transactions (gains)/losses			17
Total other expenses	94,669	72,604	54,031
Income/(loss) before income taxes	604,224	57,766	11,669
Operating segments | Capital provision | Capital provision income/(loss)
Segment reporting
Revenues	896,371	202,878	156,043
Operating segments | Asset Management and other services
Segment reporting
Revenues	63,712
Other income	4,392	(759)	6,320
Total revenues	68,104	55,321	35,065
Operating expenses	18,727	27,965	33,280
Other expenses
Finance costs	1,754	1,780	1,360
(Gains)/losses on debt extinguishment		20	38
Total other expenses	1,754	1,800	1,398
Income/(loss) before income taxes	47,623	25,556	387
Operating segments | Asset Management and other services | Includes the following revenue from contracts with customers for Services transferred over time
Segment reporting
Revenues	64,473	55,321	35,065
Operating segments | Asset Management and other services | Asset management income
Segment reporting
Revenues		56,080	28,745
Operating segments | Other corporate
Segment reporting
Marketable securities income/(loss) and bank interest	12,067	(7,594)	774
Total revenues	12,067	(7,594)	774
Operating expenses	52,333	22,223	21,488
Other expenses
Finance costs	2,713	3,817	4,750
(Gains)/losses on debt extinguishment		43	134
Foreign currency transactions (gains)/losses	(21,737)	7,581	5,482
Total other expenses	(19,024)	11,441	10,366
Income/(loss) before income taxes	(21,242)	(41,258)	(31,080)
Adjustment for third-party interests
Segment reporting
Plus/(Less): Third-party interests in capital provision assets	(279,263)	(494)	195
Marketable securities income/(loss) and bank interest	141	(150)	1,091
Total revenues	110,360	68,622	25,448
Operating expenses	2,698	1,576	3,635
Other expenses
Finance costs	(1)
Foreign currency transactions (gains)/losses	(15)	93
Total other expenses	(16)	93
Income/(loss) before income taxes	107,678	66,953	21,813
Adjustment for third-party interests | Includes the following revenue from contracts with customers for Services transferred over time
Segment reporting
Revenues	(56,070)	(46,964)	(14,349)
Adjustment for third-party interests | Capital provision income/(loss)
Segment reporting
Revenues	445,552	116,230	38,511
Adjustment for third-party interests | Asset management income
Segment reporting
Revenues		$ (46,964)	$ (14,349)
Adjustment for third-party interests | Asset Management and other services
Segment reporting
Revenues	$ (56,070)